Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Related Party Disclosures	Related Party DisclosuresParent and Ultimate Controlling PartyATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of our ordinary shares. Entities controlled by ATHOS KG mainly provide rental and property management activities and sell property, plant and equipment to us. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which enabled it to exercise the majority of voting rights to pass resolutions at BioNTech’s Annual General Meeting, or AGM.Transactions with Key Management Personnel
Key Management Personnel Compensation
Our key management personnel has been defined as the members of the Management Board and the Supervisory Board. Key management personnel compensation is comprised of the following:

	Years ended December 31,
(in millions)	2021	2020	2019
Management Board	€20.4	€23.7	€19.8
Fixed compensation	2.2	1.9	1.3
Short-term incentive – first installment	0.6	0.5	—
Short-term incentive – second installment(1)	1.2	0.6	—
Other performance-related variable compensation(2)	—	—	0.4
Share-based payments (incl. long-term incentive)(3)	16.4	20.7	18.1
Supervisory Board	€0.4	€0.4	€0.5
Total compensation paid to key management personnel	€20.8	€24.1	€20.3
(1)    The fair value of the second installment of the short-term incentive compensation which has been classified as cash-settled share-based payment arrangement was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata share of personnel expenses for the respective financial year that are recognized over the award’s vesting period beginning as of the service commencement date (date when the respective service agreement becomes effective) until each separate determination date and are remeasured until settlement date.
(2)    Includes a one time bonus payment for the year ended December 31, 2019.
(3)    The fair value of the share-based payments was determined pursuant to the regulations of IFRS 2 “Share-based Payments.” This table shows the pro-rata share of personnel expenses resulting from stock-based compensation for the respective financial year. During the year ended December 31, 2021, the amount included a one-time signing bonus of €800,000 granted to Jens Holstein as of his appointment to the Management Board by awarding 4,246 phantom shares. The phantom shares vest in four equal installments on July 1 of 2022, 2023, 2024 and 2025 but will only be settled in cash on July 1, 2025. As of December 31, 2021, the cash payment is subject to an effective settlement closing price cap. This means that the settlement closing price shall effectively be adjusted to ensure that the current price of an ADS as of the settlement date does not exceed 800% of the closing price applied when the award was initially granted. In addition, the total cash payment under the award shall not exceed €6.4 million. During the year ended December 31, 2020, the amount included expenses from a bonus arrangement agreed with Ryan Richardson in advance of his appointment to the Management Board. During the year ended December 31, 2020, the arrangement was modified from an all-equity share-based payment arrangement into a partly cash and partly equity settled share-based payment arrangement including 4,534 ordinary shares which were issued during the year ended December 31, 2021. In September 2019, we agreed to grant Prof. Ugur Sahin, M.D., our co-founder and Chief Executive Officer, an option to purchase 4,374,963 ordinary shares (see Note 17). Management Board members participate in our ESOP program (see Note 17).
Key Management Personnel Transaction
A number of key management personnel, or their related parties, hold positions in other companies that result in them having control or significant influence over these companies. A number of these companies have entered into transactions with us during the year.
We purchased various goods and services from Translationale Onkologie an der Universitätsmedizin der Johannes Gutenberg-Universität Mainz gemeinnützige GmbH, or TRON.
The aggregate value of transactions related to key management personnel were as follows for the periods indicated:

	Years ended December 31,
(in millions)	2021	2020	2019
Consulting services / patent assignment	€—	€—	€0.1
Purchases of various goods and services from TRON(1)	—	10.1	9.9
Total	€—	€10.1	€10.0
(1)     We purchase various goods and services from TRON, an institute where Prof. Ugur Sahin, M.D served as Managing Director. TRON is no longer considered to be a related party for the year ended December 31, 2021, as the criteria for such classification are no longer fulfilled.
The outstanding balances of transactions related to key management personnel were as follows as at the periods indicated:

(in millions)	December 31, 2021	December 31, 2020
TRON(1)	€—	€1.2
Total	€—	€1.2
(1)     We purchase various goods and services from TRON, an institute where Prof. Ugur Sahin, M.D served as Managing Director. TRON is no longer considered to be a related party for the year ended December 31, 2021, as the criteria for such classification are no longer fulfilled.
Related Party Transactions
The total amount of transactions with ATHOS KG or entities controlled by it was as follows for the periods indicated:

	Years ended December 31,
(in millions)	2021	2020	2019
Purchases of various goods and services from entities controlled by ATHOS KG	€0.9	€2.3	€2.1
Purchases of property and other assets from entities controlled by ATHOS KG	—	2.3	—
Total	€0.9	€4.6	€2.1
The outstanding balances of transactions with ATHOS KG or entities controlled by them were as follows as at the periods indicated:

(in millions)	December 31, 2021	December 31, 2020
ATHOS KG	€0.3	€0.5
Total	€0.3	€0.5
In addition to the transactions above, we have lease arrangements with ATHOS KG or entities controlled by them in place.
None of the balances are secured and no bad debt expense has been recognized in respect of amounts owed by related parties.